Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 65	$ (1,177)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	3,636	2,085
Amortization of intangibles	182
Amortization of debt issue costs	38	40
Stock based compensation - options	575	285
Stock based compensation - warrants and restricted stock	223	173
Provision for bad debts	3,053	2,567
Changes in assets and liabilities, net:
(Increase) decrease in accounts receivable, net of write-offs	(9,192)	(5,226)
(Increase) decrease in inventories	(657)	(315)
(Increase) decrease in other assets	46	(55)
(Increase) decrease in other current assets	96	25
Increase (decrease) in accounts payable and other liabilities	1,443	1,667
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(492)	69
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of intangible assets	(1,037)
Purchases of property and equipment	(2,615)	(897)
NET CASH USED IN INVESTING ACTIVITIES	(3,652)	(897)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances (repayments) from/to revolving credit facility	4,560	456
Restricted cash	500
Repayment of capital leases obligations	(2,187)	(1,579)
Issuance of common stock and warrants for cash , net of transaction expenses	511	3,482
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,384	2,359
NET CHANGE IN CASH AND CASH EQUIVALENTS	(760)	1,531
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,628	1,097
CASH AND CASH EQUIVALENTS, END OF YEAR	1,868	2,628
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest paid	1,108	735
Equipment leased under capital leases	2,782	2,950
Common stock issued for intangible asset purchase	$ 1,945